Note 4 - Basic and Diluted Loss Per Common Share (Details Textual) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	6,846,415	3,395,635	213,831	1,001,948